Material Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2025
Material Accounting Policies [Abstract]
Schedule of Property and Equipment

Depreciation on other items of property and equipment is calculated using the straight-line method to allocate their depreciable amounts over their estimated useful lives as followed;

Office renovation	-	10 years
Office equipment	-	5 years
Furniture and fittings	-	5 years
Computer and software	-	10 years
Right of use asset		3 years

Schedule of Currency Exchange Rate Used in Consolidated Financial Statements

The following table outlines the currency exchange rates that were used in preparing the accompanying consolidated financial statements:

	December 31,
	2023	2024
RM to US$ Year End	4.5893	4.4704
RM to US$ Average Rate	4.5680	4.5606

December 31,
2025
US$ to RM Year End	0.2474
US$ to RM Average Rate	0.2336